Shareholder's equity, Accumulated other comprehensive income (loss) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated other comprehensive income (loss) [Abstract]
Accumulated other comprehensive income/(loss), beginning balance	€ (186.1)	€ (62.3)	€ (4.0)
Gross effect before reclassification to profit or loss	33.3	(125.8)	(53.2)
Deferred tax	0.5	(1.8)	(0.2)
Reclassification to profit or loss	12.4	(3.5)	(5.0)
Equity transaction with TechnipFMC	40.9	7.3
Accumulated other comprehensive income, ending balance	(99.1)	(186.1)	(62.3)
Cash Flow Hedges [Member]
Accumulated other comprehensive income (loss) [Abstract]
Accumulated other comprehensive income/(loss), beginning balance	11.8	(14.3)	(5.0)
Gross effect before reclassification to profit or loss	(30.7)	23.9	(1.3)
Deferred tax	2.6	(2.8)	(3.0)
Reclassification to profit or loss	12.4	(3.5)	(5.0)
Equity transaction with TechnipFMC	(0.3)	8.5
Accumulated other comprehensive income, ending balance	(4.2)	11.8	(14.3)
Gains (Losses) on Defined Benefit Pension Plans [Member]
Accumulated other comprehensive income (loss) [Abstract]
Accumulated other comprehensive income/(loss), beginning balance	(24.0)	(23.3)	(17.3)
Gross effect before reclassification to profit or loss	4.9	(1.3)	(8.8)
Deferred tax	(1.3)	1.0	2.8
Reclassification to profit or loss	0.0	0.0	0.0
Equity transaction with TechnipFMC	0.0	(0.4)
Accumulated other comprehensive income, ending balance	(20.4)	(24.0)	(23.3)
Foreign Currency Translation [Member]
Accumulated other comprehensive income (loss) [Abstract]
Accumulated other comprehensive income/(loss), beginning balance	(171.9)	(25.1)	18.9
Gross effect before reclassification to profit or loss	55.6	(147.4)	(44.0)
Deferred tax	0.0	0.0	0.0
Reclassification to profit or loss	0.0	0.0	0.0
Equity transaction with TechnipFMC	41.1	0.6
Accumulated other comprehensive income, ending balance	(75.2)	(171.9)	(25.1)
Other [Member]
Accumulated other comprehensive income (loss) [Abstract]
Accumulated other comprehensive income/(loss), beginning balance	0.0	0.0	0.0
Gross effect before reclassification to profit or loss	0.0	0.4	0.0
Deferred tax	0.0	0.0	0.0
Reclassification to profit or loss	0.0	0.0	0.0
Equity transaction with TechnipFMC	0.0	(0.4)
Accumulated other comprehensive income, ending balance	0.0	0.0	0.0
Accumulated Other Comprehensive Income/(Loss) [Member]
Accumulated other comprehensive income (loss) [Abstract]
Accumulated other comprehensive income/(loss), beginning balance	(184.1)	(62.6)	(3.3)
Gross effect before reclassification to profit or loss	29.8	(124.4)	(54.1)
Deferred tax	1.3	(1.8)	(0.2)
Reclassification to profit or loss	12.4	(3.5)	(5.0)
Equity transaction with TechnipFMC	40.8	8.3
Accumulated other comprehensive income, ending balance	(99.8)	(184.1)	(62.6)
Accumulated Other Comprehensive Income/(Loss) - Non-Controlling Interests [Member]
Accumulated other comprehensive income (loss) [Abstract]
Accumulated other comprehensive income/(loss), beginning balance	(2.1)	0.3	(0.6)
Gross effect before reclassification to profit or loss	3.5	(1.4)	0.9
Deferred tax	(0.8)		0.0
Reclassification to profit or loss	0.0		0.0
Equity transaction with TechnipFMC	0.1	(1.0)
Accumulated other comprehensive income, ending balance	€ 0.7	€ (2.1)	€ 0.3